Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the date indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
September 30, 2014
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$460	$78	$—	$538
Obligations of states, political subdivisions and foreign governments	1,952	254	5	2,201
Corporate public securities	19,421	1,426	99	20,748
Corporate private securities	4,437	300	18	4,719
Residential mortgage-backed securities	3,690	183	47	3,826
Commercial mortgage-backed securities	1,426	76	7	1,495
Other asset-backed securities	1,291	29	65	1,255

Total fixed maturity securities	$32,677	$2,346	$241	$34,782
Equity securities	6	21	—	27

Total available-for-sale securities	$32,683	$2,367	$241	$34,809

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states, political subdivisions and foreign governments	1,820	301	1	2,120
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Other asset-backed securities	533	45	87	491

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

Summarizes the amortized cost and fair value of fixed maturity securities

The following table summarizes amortized cost and fair value of fixed maturity securities, by contractual maturity, as of September 30, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$915	$931
Due after one year through five years	9,115	9,893
Due after five years through ten years	8,177	8,538
Due after ten years	8,063	8,844

Subtotal	$26,270	$28,206
Residential mortgage-backed securities	3,690	3,826
Commercial mortgage-backed securities	1,426	1,495
Other asset-backed securities	1,291	1,255

Total fixed maturity securities	$32,677	$34,782

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,081	$1,097
Due after one year through five years	8,927	9,685
Due after five years through ten years	7,805	7,967
Due after ten years	6,941	7,154

Subtotal	$24,754	$25,903
Residential mortgage-backed securities	3,919	4,003
Commercial mortgage-backed securities	1,439	1,504
Other asset-backed securities	890	839

Total fixed maturity securities	$31,002	$32,249

Summarizes components of net unrealized gains and losses on available-for-sale securities

The following table summarizes components of net unrealized gains and losses, as of the date indicated:

(in millions)	September 30, 2014
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,126
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,126
Adjustment to DAC and other expense	(338)
Adjustment to future policy benefits and claims	(132)
Adjustment to policyholder dividend obligations	(116)
Deferred federal income tax expense	(533)

Net unrealized gains on available-for-sale securities	$1,007

[1]	Includes net unrealized losses of $5 million as of September 30, 2014, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$1,265	$2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—	(4)

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,265	$2,890
Adjustment to DAC and other	(176)	(482)
Adjustment to future policy benefits and claims	(89)	(295)
Adjustment to policyholder dividend obligation	(85)	(177)
Deferred federal income tax expense	(314)	(672)

Net unrealized gains on available-for-sale securities	$601	$1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

Summarizes change in net unrealized gains and losses on available for sale securities

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the nine months ended:

(in millions)	September 30, 2014
Balance at beginning of period	$601

Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	824
Non-credit impairments and subsequent changes in fair value of impaired debt securities	35
Net adjustment to DAC and other expense	(162)
Net adjustment to future policy benefits and claims	(43)
Net adjustment to policyholder dividend obligations	(31)
Related federal income tax expense	(218)

Unrealized gains on available-for-sale securities	$405

Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($1 as of September 30, 2014)	(1)

Net unrealized gains on available-for-sale securities	$406

Balance at end of period	$1,007

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$1,264	$693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)

Change in unrealized (losses) gains on available-for-sale securities	$(679)	$568

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)

Change in net unrealized (losses) gains on available-for-sale securities	$(663)	$571

Balance at end of year	$601	$1,264

Summarizes available for sale securities by asset class in gross unrealized loss position

The following table summarizes, by asset class, available-for-sale securities in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the date indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
September 30, 2014
Fixed maturity securities:
Corporate public securities	$2,116	$28	159	$2,127	$71	130	$4,243	$99	289
Residential mortgage-backed securities	239	4	31	565	43	134	804	47	165
Other asset-backed securities	392	2	22	362	63	42	754	65	64
Other	499	14	30	672	16	46	1,171	30	76

Total	$3,246	$48	242	$3,726	$193	352	$6,972	$241	594

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	346	$442	$39	34	$5,331	$295	380
Residential mortgage-backed securities	725	16	70	604	63	148	1,329	79	218
Other asset-backed securities	507	6	32	144	71	40	651	77	72
Other	1,838	85	126	222	16	20	2,060	101	146

Total	$7,959	$363	574	$1,412	$189	242	$9,371	$552	816

December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Other asset-backed securities	27	1	5	163	86	46	190	87	51
Other	326	4	23	284	31	36	610	35	59

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

Summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost

The following table summarizes unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the date indicated:

	September 30, 2014
(in millions)	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$49	$131	$180
Less than 80.0%:
Residential mortgage-backed securities	—	11	11
Other asset-backed securities	—	50	50

Total	$49	$192	$241

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$363	$107	$470	$18	$85	$103
Less than 80.0%
Residential mortgage-backed securities	—	21	21	—	50	50
Other asset-backed securities	—	61	61	—	72	72
Other	—	—	—	—	36	36

Total	$363	$189	$552	$18	$243	$261

Summary of the amortized cost of mortgage loans

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$6,350	$5,820
Loans with specific reserves	26	51

Total amortized cost	$6,376	$5,871
Valuation allowance:
Non-specific reserves	$29	$33
Specific reserves	6	11

Total valuation allowance	$35	$44

Mortgage loans, net of allowance	$6,341	$5,827

Activity in the valuation allowance for mortgage loans

The following table summarizes activity in the valuation allowance for mortgage loans, for the period indicated:

Nine months ended September 30,
(in millions)	2014

Balance at beginning of period	$35
Current period provision[1]	(10)
Recoveries[2]	(1)

Balance at end of period	$24

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$44	$60	$96
Current period provision[1]	(4)	2	25
Recoveries[2]	(5)	(15)	(7)
Charge offs and other	—	(3)	(54)

Balance at end of year	$35	$44	$60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Summary of the impaired mortgage loans by class

The following table summarizes impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Amortized cost	$—	$26	$—	$—	$26
Specific reserves	—	(6)	—	—	(6)

Carrying value of impaired mortgage loans, net of allowance	$—	$20	$—	$—	$20

December 31, 2012
Amortized cost	$13	$26	$12	$—	$51
Specific reserves	(2)	(7)	(2)	—	(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$40

Summary of average recorded investment and interest income recognized for impaired mortgage loan

The following table summarizes average recorded investment and interest income recognized for impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Average recorded investment	$5	$20	$5	$—	$30
Interest income recognized	$1	$1	$1	$—	$3

December 31, 2012
Average recorded investment	$9	$20	$11	$34	$74
Interest income recognized	$1	$2	$1	$6	$10

Summary of LTV ratio and DSC ratios of the mortgage loan portfolio

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

Weighted average DSC ratio	1.77	1.22	1.00	1.74	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	60%	61%	91%	61%

December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Industrial	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

Summary of net investment income by investment type

The following table summarizes net investment income, by investment type, for the period indicated:

Nine months ended September 30,
(in millions)	2014

Fixed maturity securities, available-for-sale	$1,174
Mortgage loans	258
Policy loans	38
Other	(10)

Gross investment income	$1,460
Investment expenses	43

Net investment income	$1,417

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$1,565	$1,506	$1,502
Mortgage loans	348	366	370
Policy loans	52	53	56
Other	(57)	(45)	(34)

Gross investment income	$1,908	$1,880	$1,894

Investment expenses	59	55	50

Net investment income	$1,849	$1,825	$1,844

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the period indicated:

Nine months ended September 30,
(in millions)	2014
Net realized derivative losses	$(616)
Realized gains on sales	25
Realized losses on sales	(13)
Other	6

Net realized investment losses before other-than-temporary impairments on fixed maturity securities	$(598)
Other-than-temporary impairments on fixed maturity securities[1]	(5)

Net realized investment losses, net of other-than-temporary impairments	$(603)

[1]	Other-than-temporary impairments on fixed maturity securities are net of immaterial non-credit losses included in other comprehensive income for the nine months ended September 30, 2014.

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$705	$314	$(1,636)
Realized gains on sales	32	48	64
Realized losses on sales	(54)	(23)	(45)
Other	—	12	(19)

Net realized investment gains (losses) before other-than-temporary impairments on fixed maturity securities	$683	$351	$(1,636)
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(32)	(40)

Net realized investment gains (losses), net of other-than-temporary impairments	$678	$319	$(1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Other-Than-Temporary Impairment Losses

The following table summarizes cumulative credit losses, for the period indicated:

Nine months ended September 30,
(in millions)	2014
Cumulative credit losses at beginning of period[1]	$(272)
New credit losses	(1)
Incremental credit losses	(4)
Losses related to securities included in the beginning balance sold or paid down during the period	19

Cumulative credit losses at end of period[1]	$(258)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell, prior to recovery of the amortized cost basis.

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$(289)	$(328)	$(340)
New credit losses	(3)	(18)	(8)
Incremental credit losses	(3)	(10)	(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23	67	49

Cumulative credit losses at end of year[1]	$(272)	$(289)	$(328)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.